Accrued Expenses and Other Liabilities	9 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Compensation and benefits	$5,937	$6,568
Research and development costs	13,073	10,449
UCLB milestone and option	840	663
Professional fees	5,148	2,611
U.S. corporate income and local taxes	—	391
Other liabilities	402	716
Total accrued expenses and other liabilities	$25,400	$21,398